SUPPLEMENT DATED APRIL 28, 2025
                      TO THE VARIABLE ANNUITY PROSPECTUS
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                          VARIABLE SEPARATE ACCOUNT
                   Polaris Select Investor Variable Annuity

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        FS VARIABLE SEPARATE ACCOUNT
                  Polaris Select Investor Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

This supplement describes a change to investment options available under your contract effective on or about April 28, 2025, unless noted otherwise. All references in the prospectus are updated accordingly.

* The SA Allocation Growth Portfolio was renamed SA Allocation Aggressive Portfolio.

*	The SA Allocation Moderate Growth Portfolio was renamed SA Allocation
        Moderately Aggressive Portfolio.

*	The SA American Century Inflation Protection Portfolio was renamed SA
        American Century Inflation Managed Portfolio.

*	The SA MFS Blue Chip Growth Portfolio was renamed SA MFS Large Cap
        Growth Portfolio.

*	The SA Putnam Asset Allocation Diversified Growth Portfolio was renamed
        SA Franklin Allocation Moderately Aggressive Portfolio and Franklin Advisers, Inc. became its sub-advisor.

*	The SA Putnam International Growth and Income Portfolio was renamed SA
        Putnam International Value Portfolio.

*	The SA T. Rowe Price Asset Allocation Growth Portfolio was renamed SA
        T. Rowe Price Allocation Moderately Aggressive Portfolio.

*	The SA T. Rowe Price Growth Stock Portfolio of Seasons Series Trust
        merged into SA MFS Blue Chip Growth Portfolio of SunAmerica Series Trust, which was then renamed SA MFS Large Cap Growth Portfolio.

*	The Target Underlying Funds were reorganized into the Acquiring
        Underlying Funds as shown in the table below. Accordingly, all references to the Target Underlying Funds have been removed from the prospectus.


---------------------------------------------  -------------------------------
Target Underlying Funds                            Acquiring Underlying Fund
       Advisor                                            Advisor
Subadvisor (if applicable)                         Subadvisor (if applicable)
---------------------------------------------  --------------------------------


SA BlackRock VCP Global Multi Asset
Portfolio - Class 3
SunAmerica Asset Management, LLC                SA VCP Dynamic Allocation
BlackRock Investment Management, LLC            Portfolio - Class 3
---------------------------------------------   SunAmerica Asset Management,LLC
                                                AllianceBernstein L.P.
SA PIMCO VCP Tactical Balanced
Portfolio - Class 3
SunAmerica Asset Management, LLC
Pacific Investment Management Company, LLC
---------------------------------------------  --------------------------------


Effective on or about April 30, 2025, BlackRock Investment Management, LLC became a sub-advisor to the Underlying Funds listed below.



*	SA Emerging Markets Equity Index
*	SA Large Cap Growth Index
*	SA Large Cap Value Index
*	SA Multi-Managed International Equity Portfolio
*	SA Multi-Managed Large Cap Growth Portfolio
*	SA Multi-Managed Large Cap Value Portfolio
*	SA Multi-Managed Mid Cap Growth Portfolio
*	SA Multi-Managed Mid Cap Value Portfolio
*	SA Multi-Managed Small Cap Portfolio
*	VALIC Company I International Equities Index Fund
*	VALIC Company I International Socially Responsible Fund
*	VALIC Company I Mid Cap Index Fund
*	VALIC Company I Nasdaq-100 Index Fund
*	VALIC Company I Small Cap Index Fund
*	VALIC Company I Stock Index Fund

Additional information regarding the Funds, including the Fund prospectuses, may be obtained by visiting our website at www.corebridgefinanical.com/ProductProspectuses or by calling (855) 421-2692.